Retirement Plans - Fair Value of Entity's Plan Assets (Detail) - Pension Plan - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019	Mar. 29, 2018
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	$ 7,089	$ 5,579	$ 5,171	$ 5,350
Government securities
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	1,826	1,260	805
Unit investment trust fund
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	1,155	897	747
Loans
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	562	756	760
Bonds
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	1,193	1,094	1,160
Stocks and other investments
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	2,353	1,572	1,699
Level 1
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	3,031	2,467	2,150
Level 1 | Government securities
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	1,826	1,260	805
Level 1 | Stocks and other investments
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	1,205	1,207	1,345
Level 2
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	2,349	1,992	1,908
Level 2 | Unit investment trust fund
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	1,155	897	747
Level 2 | Bonds
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	1,193	1,094	1,160
Level 2 | Stocks and other investments
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	1	1	1
Level 3
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	1,709	1,120	1,113
Level 3 | Loans
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	562	756	760	$ 600
Level 3 | Stocks and other investments
Defined Benefit Plan Disclosure [Line Items]
Assets of non-U.S. defined benefit plan	$ 1,147	$ 364	$ 353